FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 5,598	$ 5,635
Interest-bearing liabilities	18,211	6,220
Lease liabilities	809	803
Decommissioning liabilities, other provisions and post-employment benefits	1,841	3,373
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	3,311	3,273
Interest-bearing liabilities	1,517	296
Lease liabilities	96	71
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	275	271
Interest-bearing liabilities	3,887	772
Lease liabilities	79	63
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	389	367
Interest-bearing liabilities	6,195	4,661
Lease liabilities	144	129
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,623	1,724
Interest-bearing liabilities	6,612	491
Lease liabilities	$ 490	$ 540